LEASES (Tables)	12 Months Ended
Mar. 31, 2024
Lessee Disclosure [Abstract]
SCHEDULE OF COMPONENTS OF LEASE EXPENSES

The components of lease expenses are as follows:

	For the year ended March 31,
	2023	2024
	USD	USD

Operating lease expense	21,263	52,432
Finance lease expense
Amortization of right-of-use assets	1,003,668	1,300,302
Interest on lease liabilities	175,885	171,339
Total finance lease expense	1,179,553	1,471,641

SCHEDULE OF COMPONENTS OF FINANCE LEASE

The components of finance lease are as follows:

	For the year ended March 31,
	2023	2024
	USD	USD

Finance lease
Right-of-use assets, costs	5,758,989	7,528,894
Accumulated amortization	(1,502,807)	(2,764,648)
Right-of-use assets, net	4,256,182	4,764,246

SCHEDULE OF OTHER INFORMATION ABOUT LEASES

Other information about the Company’s leases is as follows:

	As of March 31,
	2023	2024
	USD	USD
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows used in operating leases	21,795	30,692
Operating cash flows used in finance leases	175,885	171,339
Financing cash flows used in finance leases	1,374,888	1,553,954
Right-of-use assets obtained in exchange for new operating lease liabilities	65,667	90,342
Right-of-use assets obtained in exchange for new finance lease liabilities	2,153,607	1,767,504
Weighted-average remaining lease term-operating	1.41 years	1.44 year
Weighted-average remaining lease term-finance	3.17 years	3.18 years
Weighted average discount rate-operating	4.0%	4.0%
Weighted average discount rate-finance	5.45%	6.22%

SCHEDULE OF MATURITY ANALYSIS OF LEASE LIABILITIES

The following is a maturity analysis of the annual undiscounted cash flows for lease liabilities as of March 31, 2023:

	Operating leases	Finance leases	Total
	USD	USD	USD

Year ending March 31,
2024	34,462	1,444,834	1,479,296
2025	13,090	783,110	796,200
2026	-	652,262	652,262
2027	-	391,328	391,328
2028 and thereafter	-	94,746	94,746
Total undiscounted lease payments	47,552	3,366,280	3,413,832
Less: imputed interest	(1,387)	(250,021)	(251,408)
Lease liabilities recognized in the Consolidated Balance Sheet	46,165	3,116,259	3,162,424

The following is a maturity analysis of the annual undiscounted cash flows for lease liabilities as of March 31, 2024:

	Operating leases	Finance leases	Total
	USD	USD	USD

Year ending March 31,
2025	83,553	1,387,011	1,470,564
2026	27,462	1,078,815	1,106,277
2027	-	847,067	847,067
2028	-	307,453	307,453
2029 and thereafter	-	124,923	124,923
Total undiscounted lease payments	111,015	3,745,269	3,856,284
Less: imputed interest	(3,958)	(360,814)	(364,772)
Lease liabilities recognized in the Consolidated Balance Sheet	107,057	3,384,455	3,491,512